Voyage and Vessel operating expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses
Crew wages and related costs	$ 103,701	$ 80,360	$ 63,074
Insurances	10,311	7,544	6,314
Maintenance, repairs, spares and stores	25,675	26,368	18,589
Lubricants	9,833	8,494	7,016
Tonnage taxes	2,087	1,506	2,565
Pre-delivery and Pre-joining expenses	1,507	1,234	1,925
Miscellaneous	6,948	3,366	1,945
Total vessel operating expenses	$ 160,062	$ 128,872	$ 101,428